Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2022

Principal Amount	SHORT-TERM INVESTMENTS - 103.0%			Fair Value
	U.S. TREASURY SECURITIES - 93.0%	Yield Rate (%)	Maturity
$ 87,000,000	U.S. Treasury Bill	1.38	8/4/2022	$ 86,986,878
17,000,000	U.S. Treasury Bill	1.88	8/11/2022	16,990,385
66,500,000	U.S. Treasury Bill*	1.94	8/18/2022	66,436,488
97,000,000	U.S. Treasury Bill*	1.98	8/25/2022	96,868,953
11,500,000	U.S. Treasury Bill*	2.07	9/22/2022	11,465,532
57,000,000	U.S. Treasury Bill	2.08	9/8/2022	56,873,725
160,000,000	U.S. Treasury Bill*	2.09	9/1/2022	159,707,910
395,500,000	U.S. Treasury Bill*	2.17	9/29/2022	394,093,448
116,000,000	U.S. Treasury Bill*	2.24	10/6/2022	115,525,700
81,000,000	U.S. Treasury Bill*	2.31	10/13/2022	80,622,636
137,000,000	U.S. Treasury Bill*	2.34	10/20/2022	136,293,131
	TOTAL U.S. TREASURY SECURITIES (Cost - $1,222,628,662)			1,221,864,786

Shares
	MONEY MARKET FUND - 10.0%
131,584,186	First American Treasury Obligations Fund - Institutional Shares, 1.80% +* (Cost - $131,584,186)			131,584,186

	TOTAL INVESTMENTS - 103.0% (Cost - $1,354,212,848)			$ 1,353,448,972
	OTHER LIABILITIES LESS ASSETS - NET - (3.0) %			(39,598,025)
	NET ASSETS - 100.0%			$ 1,313,850,947

+ Money market fund; interest rate reflects seven-day effective yield on July 31, 2022.
* All or a portion of this security is segregated as collateral for swap contracts.

TOTAL RETURN SWAPS

Notional Amount at July 31, 2022	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 372,519,504	3,652,152	iShares Core U.S. Aggregate Bond ETF	OBFR	32 bps	6/9/2023	JPM	$ -	$ 7,596,222
65,346,893	672,536	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	21 bps	5/8/2023	JPM	-	(5,655,954)
17,342,138	188,604	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	21 bps	6/6/2023	JPM	-	(659,325)
67,245,780	742,473	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	21 bps	6/9/2023	JPM	-	(1,565,255)
25,292,668	278,193	iShares JPMorgan USD Emerging Markets Bond ETF	OBFR	21 bps	7/7/2023	JPM	-	(757,186)
129,235,485	1,014,842	iShares TIPS Bond ETF	OBFR	17 bps	8/8/2022	JPM	-	(2,493,346)
50,458,794	401,477	iShares TIPS Bond ETF	OBFR	17 bps	3/28/2023	JPM	-	(1,429,979)
87,977,761	718,863	iShares TIPS Bond ETF	OBFR	17 bps	5/8/2023	JPM	-	(1,166,532)
76,110,316	628,216	iShares TIPS Bond ETF	OBFR	17 bps	5/19/2023	JPM	-	(258,562)
22,028,038	182,292	iShares TIPS Bond ETF	OBFR	17 bps	5/22/2023	JPM	-	(8,821)
64,818,372	549,978	iShares TIPS Bond ETF	OBFR	17 bps	7/7/2023	JPM	-	400,359
13,071,678	29,860	SPDR S&P 500 ETF Trust	OBFR	24 bps	9/6/2022	JPM	-	(706,274)
4,017,890	8,935	SPDR S&P 500 ETF Trust	OBFR	24 bps	4/24/2023	JPM	-	(336,789)
793,520	1,759	SPDR S&P 500 ETF Trust	OBFR	24 bps	5/8/2023	JPM	-	(69,063)
14,143,534	32,964	SPDR S&P 500 ETF Trust	OBFR	24 bps	6/6/2023	JPM	-	(549,206)
14,363,345	34,710	SPDR S&P 500 ETF Trust	OBFR	24 bps	6/9/2023	JPM	-	(46,996)
47,815,781	114,559	SPDR S&P 500 ETF Trust	OBFR	24 bps	7/6/2023	JPM	-	(437,974)
75,872	189	SPDR S&P 500 ETF Trust	OBFR	24 bps	7/13/2023	JPM	-	2,170
5,638,832	112,574	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	11/8/2022	JPM	-	(686,009)
1,786,459	36,964	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	3/1/2023	JPM	-	(183,310)
30,472,692	617,982	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	3/8/2023	JPM	-	(3,547,086)
5,923,995	126,446	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	4/3/2023	JPM	-	(436,456)
6,053,922	127,666	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	4/4/2023	JPM	-	(513,707)
5,214,346	111,728	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	4/10/2023	JPM	-	(366,293)

Wealthfront Risk Parity Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2022

TOTAL RETURN SWAPS (Continued)

Notional Amount at July 31, 2022	Number of Shares	Description#	Index	Average Financing Spread	Termination Date	Counterparty	Upfront payments/ receipts	Unrealized Appreciation/ (Depreciation)^
$ 16,462,523	342,755	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	5/4/2023	JPM	$ -	$ (1,613,178)
7,893,038	162,911	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	5/5/2023	JPM	-	(835,336)
26,807,140	557,094	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	5/8/2023	JPM	-	(2,670,848)
7,059,489	150,063	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	5/19/2023	JPM	-	(558,081)
3,053,035	66,733	Vanguard FTSE Developed Markets Index ETF	OBFR	32 bps	6/6/2023	JPM	-	(159,647)
2,702,072	51,195	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	8/26/2022	JPM	-	(534,942)
2,418,645	48,499	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	8/29/2022	JPM	-	(365,023)
20,772,416	419,416	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	10/24/2022	JPM	-	(3,194,262)
9,728,795	194,537	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	11/4/2022	JPM	-	(1,593,986)
5,159,637	104,956	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	1/3/2023	JPM	-	(753,675)
45,247,730	909,326	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	1/6/2023	JPM	-	(7,077,704)
10,734,733	217,459	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	1/20/2023	JPM	-	(1,603,328)
11,672,812	256,657	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	5/19/2023	JPM	-	(1,030,344)
20,918,954	482,535	Vanguard FTSE Emerging Markets Stock Index ETF	OBFR	32 bps	6/5/2023	JPM	-	(893,599)
13,316,386	130,835	Vanguard Real Estate Index ETF	OBFR	24 bps	11/4/2022	JPM	-	(158,896)
1,071,019	10,203	Vanguard Real Estate Index ETF	OBFR	24 bps	3/1/2023	JPM	-	(53,476)
10,776,522	102,614	Vanguard Real Estate Index ETF	OBFR	24 bps	3/8/2023	JPM	-	(501,378)
26,541,547	244,916	Vanguard Real Estate Index ETF	OBFR	24 bps	5/4/2023	JPM	-	(2,248,650)
47,677,823	478,693	Vanguard Real Estate Index ETF	OBFR	24 bps	7/6/2023	JPM	-	(33,748)
56,369	581	Vanguard Real Estate Index ETF	OBFR	24 bps	7/10/2023	JPM	-	1,368
3,447,629	36,960	Vanguard Real Estate Index ETF	OBFR	24 bps	8/22/2023	JPM	-	208,506
							$ -	$ (39,981,403)
# Each total return swap accesses a single exchange-traded fund as referenced below and pays monthly.
^ Includes accrued dividend and income and swap fees.
ETF - Exchange-Traded Fund
JPM - JP Morgan
OBFR - Overnight Bank Funding Rate